Interim Condensed Consolidated Statements of Comprehensive Income / (Loss) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Interim Condensed Consolidated Statements of Comprehensive Income / (Loss)
Net Income	$ 13,583,523	$ (9,943,005)	$ 20,102,204	$ (19,096,784)
Other comprehensive (loss), net of tax:
Net change in unrealized losses on cash flow hedges	(773,419)	0	(773,419)	0
Other comprehensive (loss), net of tax	(773,419)	0	(773,419)	0
Comprehensive income / (loss)	$ 12,810,104	$ (9,943,005)	$ 19,328,785	$ (19,096,784)